Non-current other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current other receivables.
Prepayments	$ 559	$ 356
Accrued income	75	60
Retirement benefit scheme surpluses (Note 22)	106	99
Other receivables	587	415
Non-current other receivables	$ 1,327	$ 930